ETF Series Solutions
615 East Michigan Street | Milwaukee, Wisconsin 53202

November 1, 2022

VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	ETF Series Solutions (the “Trust”)
File Nos.: 333-179562 and 811-22668
Vident Core U.S. Equity Fund (the “Fund”) (S000043147)
Ladies and Gentlemen:
Pursuant to Rule 485(a) of the Securities Act of 1933 (the “1933 Act”), the Investment Company Act of 1940, and the regulations thereunder, transmitted herewith on behalf of the Trust and the Fund is Post-Effective Amendment No. 833 and Amendment No. 834 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).
The primary purposes of this filing are to: (1) reflect material changes to the Fund’s name, investment objective, principal investment strategy; and (2) make certain other non-material changes to the Fund’s prospectus and SAI.
The Trust anticipates filing a subsequent Post-Effective Amendment with respect to the Fund pursuant to Rule 485(b) on or about December 31, 2022 to reflect changes made in response to comments from the Commission staff and to make other non-material changes to the Fund’s prospectus and SAI.
If you have any additional questions or require further information, please do not hesitate to contact me at alyssa.bernard@usbank.com.

Sincerely,

/s/ Alyssa M. Bernard
Alyssa M. Bernard
Vice President